united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 12/31/2015

Item 1. Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares		Value
	COMMON STOCKS - 86.1%
	AEROSPACE/DEFENSE - 0.5%
700	Boeing Co. +	$ 101,213

	AGRICULTURE - 2.9%
6,200	Philip Morris International, Inc. +	545,042

	BANKS - 7.9%
14,200	Bank of America Corp. +	238,986
3,500	Citigroup, Inc. +	181,125
10,000	Fifth Third Bancorp +	201,000
1,000	Goldman Sachs Group, Inc. +	180,230
4,200	JPMorgan Chase & Co. +	277,326
5,500	US Bancorp +	234,685
3,300	Wells Fargo & Co. +	179,388
		1,492,740
	BEVERAGES - 4.9%
6,900	Coca-Cola Co. +	296,424
6,200	PepsiCo, Inc. +	619,504
		915,928
	BIOTECHNOLOGY - 0.4%
500	Amgen, Inc. +	81,165

	COMPUTERS - 4.6%
3,200	Apple, Inc. +	336,832
800	Accenture PLC +	83,600
1,600	Cognizant Technology Solutions Corp. * +	96,032
3,200	EMC Corp. +	82,176
2,000	International Business Machines Corp. +	275,240
		873,880
	COSMETICS/PERSONAL CARE - 2.0%
2,300	Colgate-Palmolive Co. +	153,226
2,700	Procter & Gamble Co. +	214,407
		367,633
	DISTRIBUTION/WHOLESALE - 1.5%
7,000	Fastenal Co. +	285,740

	DIVERSIFIED FINANCE SERVICE - 2.7%
2,200	Mastercard, Inc. +	214,192
3,700	Visa, Inc. +	286,935
		501,127
	ELECTRIC - 6.0%
2,000	NextEra Energy, Inc. +	207,780
10,700	PPL Corp. +	365,191
12,100	Southern Co. +	566,159
		1,139,130
	FOOD - 2.8%
4,000	General Mills, Inc. +	230,640
7,000	Sysco Corp. +	287,000
		517,640
	HEALTHCARE PRODUCTS - 6.4%
4,300	Baxter International, Inc. +	164,045
4,400	Danaher Corp.	408,672
3,600	Medtronic PLC +	276,912
3,800	Stryker Corp. +	353,172
		1,202,801
	HEALTHCARE SERVICES - 0.4%
700	UnitedHealth Group, Inc.+	82,348

	INSURANCE - 3.1%
3,000	American International Group, Inc.	185,910
1,700	Berkshire Hathaway, Inc. * +	224,468
1,700	MetLife, Inc. +	81,957
1,000	Prudential Financial, Inc. +	81,410
		573,745
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2015

Shares		Value
	COMMON STOCKS (Continued) - 86.1%
	INTERNET - 7.3%
2,100	Alibaba Group Holding Ltd. * +	$ 170,667
700	Expedia, Inc. +	87,010
5,200	Facebook, Inc. - Cl. A * +	544,232
400	Google, Inc. - Cl. A * +	311,204
200	Priceline Group, Inc. * +	254,990
		1,368,103
	MEDIA - 2.2%
4,700	Comcast Corp. +	265,221
1,400	Walt Disney Co. +	147,112
		412,333
	MISCELLANEOUS MANUFACTURING - 2.5%
10,500	3M Co.	327,075
900	General Electric Co. +	135,576
		462,651
	OIL & GAS - 4.2%
3,500	Chevron Corp. +	314,860
6,100	Exxon Mobil Corp. +	475,495
		790,355
	PHARMACEUTICALS - 9.5%
2,800	AbbVie, Inc. +	165,872
2,000	Abbott Laboratories +	89,820
2,500	Bristol-Myers Squibb Co. +	171,975
4,500	Baxalta, Inc. +	175,635
5,800	Johnson & Johnson +	595,776
4,200	Eli Lilly & Co.	353,892
1,300	Merck & Co., Inc. +	68,666
5,200	Pfizer, Inc. +	167,856
		1,789,492
	REITS - 1.1%
1,100	Simon Property Group, Inc. +	213,884

	RETAIL - 4.8%
100	AutoZone, Inc. +	74,191
2,400	CVS Health Corp. +	234,648
1,300	Dollar General Corp. +	93,431
1,700	Kohl's Corp. +	80,971
1,700	Starbucks Corp. +	102,051
2,200	Target Corp. +	159,742
2,500	Wal-Mart Stores, Inc. +	153,250
		898,284
	SEMICONDUCTORS - 1.4%
4,900	Intel Corp. +	168,805
1,600	Texas Instruments, Inc. +	87,696
		256,501
	SOFTWARE - 2.4%
8,400	Oracle Corp. +	306,852
1,900	Salesforce.com, Inc. * +	148,960
		455,812
	TELECOMMUNICATIONS - 4.2%
2,500	AT&T, Inc. +	86,025
8,600	Cisco Systems, Inc. +	233,533
10,400	Verizon Communications, Inc. +	480,688
		800,246
	TRANSPORTATION - 0.4%
800	United Parcel Services, Inc. +	76,984

	TOTAL COMMON STOCKS (Cost - $16,543,207)	16,204,777

	MUTUAL FUND - 10.8%
	EQUITY FUND - 10.8%
10,000	SPDR S&P500 ETF Trust
	TOTAL MUTUAL FUND (Cost - $2,051,245)	2,038,900
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 4.2%
790,306	Federated Government Obligations Fund - Institutional Class 0.11%**	$ 790,306
	TOTAL SHORT-TERM INVESTMENTS (Cost - $790,306)

	TOTAL INVESTMENTS - 101.1% (Cost - $19,384,758) (a)	$ 19,033,983
	CALL OPTIONS WRITTEN - (1.3) % (Proceeds - $348,057)	(235,938)
	OTHER ASSETS LESS LIABILITIES - 0.2%	34,018
	NET ASSETS - 100.0%	$ 18,832,063

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * - (1.3) %
9	3M Co.	$ 2,880
	Expiration January 2016, Exercise Price $150.00
20	Abbott Laboratories	480
	Expiration January 2016, Exercise Price $46.00
27	AbbVie, Inc.	405
	Expiration January 2016, Exercise Price $62.50
28	AbbVie, Inc.	6,776
	Expiration January 2016, Exercise Price $57.50
8	Accenture PLC	2,080
	Expiration February 2016, Exercise Price $105.00
21	Alibaba Group Holding Ltd.	1,302
	Expiration January 2016, Exercise Price $85.00
4	Alphabet, Inc.	2,400
	Expiration January 2016, Exercise Price $795.00
5	Amgen, Inc.	925
	Expiration January 2016, Exercise Price $165.00
12	Apple, Inc.	600
	Expiration January 2016, Exercise Price $110.00
20	Apple, Inc.	4,960
	Expiration February 2016, Exercise Price $110.00
25	AT&T, Inc.	1,325
	Expiration January 2016, Exercise Price $34.00
1	AutoZone, Inc.	530
	Expiration January 2016, Exercise Price $760.00
117	Bank of America Corp.	3,042
	Expiration January 2016, Exercise Price $17.00
25	Bank of America Corp.	125
	Expiration January 2016, Exercise Price $17.00
45	Baxalta, Inc.	10,125
	Expiration February 2016, Exercise Price $40.00
43	Baxter International, Inc.	430
	Expiration February 2016, Exercise Price $40.00
17	Berkshire Hathaway, Inc.	4,947
	Expiration March 2016, Exercise Price $135.00
7	Boeing Co.	1,022
	Expiration January 2016, Exercise Price $148.00
25	Bristol-Myers Squibb Co.	1,775
	Expiration January 2016, Exercise Price $70.00
35	Chevron Corp.	1,400
	Expiration January 2016, Exercise Price $95.00
41	Cisco Systems, Inc.	1,763
	Expiration January 2016, Exercise Price $27.00
35	Citigroup, Inc.	1,348
	Expiration January 2016, Exercise Price $54.00
69	Coca-Cola Co.	3,726
	Expiration January 2016, Exercise Price $43.00
16	Cognizant Technology Solutions Corp.	400
	Expiration January 2016, Exercise Price $62.50
23	Colgate-Palmolive Co.	1,357
	Expiration January 2016, Exercise Price $67.50
24	Comcast Corp.	1,248
	Expiration January 2016, Exercise Price $57.50
23	Comcast Corp.	4,393
	Expiration March 2016, Exercise Price $57.50
8	CVS Health Corp.	2,840
	Expiration January 2016, Exercise Price $95.00
44	Danaher Corp.	14,960
	Expiration January 2016, Exercise Price $90.00
13	Dollar General Corp.	1,300
	Expiration January 2016, Exercise Price $72.50
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2015

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (1.3) %
32	EMC Corp.	$ 960
	Expiration January 2016, Exercise Price $26.00
7	Expedia, Inc.	483
	Expiration January 2016, Exercise Price $130.00
61	Exxon Mobil Corp.	10,309
	Expiration January 2016, Exercise Price $77.50
52	Facebook, Inc.	1,820
	Expiration January 2016, Exercise Price $110.00
70	Fastenal Co.	9,100
	Expiration February 2016, Exercise Price $41.00
100	Fifth Third Bancorp	4,600
	Expiration February 2016, Exercise Price $21.00
52	General Electric Co.	2,860
	Expiration January 2016, Exercise Price $31.00
53	General Electric Co.	5,618
	Expiration March 2016, Exercise Price $31.00
40	General Mills, Inc.	3,080
	Expiration January 2016, Exercise Price $57.50
11	Goldman Sachs Group, Inc.	4,235
	Expiration January 2016, Exercise Price $180.00
49	Intel Corp.	2,695
	Expiration January 2016, Exercise Price $35.00
20	International Business Machines Corp.	1,800
	Expiration January 2016, Exercise Price $140.00
58	Johnson & Johnson	1,740
	Expiration January 2016, Exercise Price $105.00
21	JPMorgan Chase & Co.	3,528
	Expiration January 2016, Exercise Price $65.00
21	JPMorgan Chase & Co.	1,617
	Expiration January 2016, Exercise Price $67.00
17	Kohl's Corp	5,338
	Expiration January 2016, Exercise Price $45.00
22	MasterCard, Inc.	2,310
	Expiration January 2016, Exercise Price $99.00
36	Medtronic PLC	468
	Expiration January 2016, Exercise Price $80.00
13	Merck & Co., Inc.	130
	Expiration January 2016, Exercise Price $55.00
17	MetLife, Inc.	3,000
	Expiration January 2016, Exercise Price $47.00
8	NextEra Energy, Inc.	880
	Expiration January 2016, Exercise Price $105.00
12	NextEra Energy, Inc.	2,592
	Expiration March 2016, Exercise Price $105.00
84	Oracle Corp.	7,140
	Expiration March 2016, Exercise Price $38.00
21	PepsiCo, Inc.	3,255
	Expiration January 2016, Exercise Price $100.00
39	Pfizer, Inc.	546
	Expiration January 2016, Exercise Price $33.00
13	Pfizer, Inc.	637
	Expiration February 2016, Exercise Price $33.00
62	Philip Morris International, Inc.	12,214
	Expiration March 2016, Exercise Price $90.00
107	PPL Corp.	8,560
	Expiration April 2016, Exercise Price $35.00
2	Priceline Group, Inc.	2,272
	Expiration January 2016, Exercise Price $1,300.00
27	Procter & Gamble Co.	945
	Expiration January 2016, Exercise Price $81.00
10	Prudential Financial, Inc.	1,040
	Expiration January 2016, Exercise Price $82.50
6	Salesforce.com, Inc.	570
	Expiration January 2016, Exercise Price $80.00
13	Salesforce.com, Inc.	286
	Expiration January 2016, Exercise Price $85.00
11	Simon Property Group, Inc.	3,135
	Expiration January 2016, Exercise Price $195.00
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2015

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (1.3) %
121	Southern Co.	$ 10,285
	Expiration February 2016, Exercise Price $47.00
17	Starbucks Corp.	340
	Expiration January 2016, Exercise Price $62.50
38	Stryker Corp.	8,835
	Expiration MArch 2016, Exercise Price $95.00
45	Sysco Corp.	1,890
	Expiration January 2016, Exercise Price $41.00
25	Sysco Corp.	325
	Expiration January 2016, Exercise Price $42.00
22	Target Corp.	3,476
	Expiration January 2016, Exercise Price $72.50
16	Texas Instruments, Inc.	352
	Expiration January 2016, Exercise Price $58.00
8	United Parcel Service, Inc.	244
	Expiration January 2016, Exercise Price $101.00
7	UnitedHealth Group, Inc.	805
	Expiration January 2016, Exercise Price $120.00
55	US Bancorp	4,235
	Expiration January 2016, Exercise Price $43.00
65	Verizon Communications, Inc.	3,315
	Expiration January 2016, Exercise Price $46.00
39	Verizon Communications, Inc.	2,730
	Expiration March 2016, Exercise Price $47.00
37	Visa, Inc.	1,221
	Expiration January 2016, Exercise Price $80.00
25	Wal-Mart Stores, Inc.	6,250
	Expiration February 2016, Exercise Price $60.00
14	Walt Disney Co.	84
	Expiration January 2016, Exercise Price $115.00
33	Wells Fargo & Co.	924
	Expiration January 2016, Exercise Price $56.50
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $348,057)	$ 235,938

+ All or a portion of the security is held as collateral for covered calls.
* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call and put options written) is
$20,663,901 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(1,517,799)
	Net unrealized depreciation:	$ (1,517,799)

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2015

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 16,204,777	$ -	$ -	$ 16,204,777
Mutual Fund		2,038,900	-	-	2,038,900
Short Term Investments		790,306	-	-	790,306
	Total	$ 19,033,983	$ -	$ -	$ 19,033,983
Liabilities
Call Options Written		$ 235,938	$ -	$ -	$ 235,938
	Total	$ 235,938	$ -	$ -	$ 235,938

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 2/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 2/24/16

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 2/24/16